Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Operating Activities:
Loss from continuing operations	$ (192,697)	$ (71,718)	$ 1,027,333	$ 939,908	$ 1,005,948
Changes in current assets and liabilities, excluding effects of acquisitions and divestitures:
Cash provided by operating activities	(372,093)	35,058	1,389,963	1,493,117	1,583,643
Investing Activities:
Capital expenditures	(120,154)	(202,015)	(399,098)	(418,734)	(335,646)
Acquisitions, net of cash acquired		(21,494,287)		(3,250)	(618,302)
Other items, net	30,359	24,871	25,978	19,979	4,316
Cash used for investing activities	(89,795)	(21,671,431)	(373,120)	(402,005)	(949,632)
Financing Activities:
Payments on long-term debt	(439,747)	(2,669,915)	(224,079)	(1,440,962)	(45,766)
Net proceds/(payments) on commercial paper and short-term debt	480,672	(1,640,590)	1,089,882	(42,543)	(193,200)
Dividends	0	(360,000)	(665,691)	(619,104)	(579,618)
Purchase of treasury stock			(139,069)	(201,904)	(70,003)
Exercise of stock options	900		113,477	82,714	154,774
Acquisition of subsidiary shares from noncontrolling interests			(80,132)	(54,824)	(6,338)
Earn-out settlement		(44,547)
Other items, net	42,972	25,995	(42,811)	1,321	27,791
Cash provided by/(used for) financing activities	85,418	24,109,241	256,927	(362,835)	(482,509)
Effect of exchange rate changes on cash and cash equivalents	(30,262)	(13,876)	(127,512)	(122,147)	89,556
Net increase in cash and cash equivalents	(406,732)	2,458,992	1,146,258	606,130	241,058
Cash and cash equivalents at beginning of year	2,476,699	0	1,330,441	724,311	483,253
Cash and cash equivalents at end of year	2,069,967	2,458,992	2,476,699	1,330,441	724,311
Successor [Member]
Operating Activities:
Loss from continuing operations		(71,718)
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		230,987
Amortization		48,975
Amortization of deferred debt issuance costs		29,091
Inventory fair value step-up charged to cost of products sold		383,300
Deferred tax (benefit)/provision		(298,003)
Net losses on divestitures		0
Impairment on assets held for sale		0
Pension contributions		(152,116)
Asset write-downs from Fiscal 2012 productivity initiatives		0
Unrealized gain on derivative instruments		(117,934)
Other items, net		49,535
Changes in current assets and liabilities, excluding effects of acquisitions and divestitures:
Receivables (includes proceeds from securitization)		(118,509)
Inventories		84,339
Prepaid expenses and other current assets		43,630
Accounts payable		(89,807)
Accrued liabilities		77,724
Income taxes		(64,436)
Cash provided by operating activities		35,058
Investing Activities:
Capital expenditures		(202,015)
Proceeds from disposals of property, plant and equipment		6,098
Acquisitions, net of cash acquired		(21,494,287)
Proceeds from divestitures		25,987
Sale of short-term investments		0
Change in restricted cash		0
Other items, net		(7,214)
Cash used for investing activities		(21,671,431)
Financing Activities:
Payments on long-term debt		(2,669,915)
Proceeds from long-term debt		12,574,575
Debt issuance costs		(320,824)
Net proceds/(payments) on commercial paper and short-term debt		(1,640,590)
Dividends		(360,000)
Purchase of treasury stock		0
Exercise of stock options		0
Acquisition of subsidiary shares from noncontrolling interests		0
Capital contributions		16,500,000
Other items, net		25,995
Cash provided by/(used for) financing activities		24,109,241
Effect of exchange rate changes on cash and cash equivalents		(13,876)
Net increase in cash and cash equivalents		2,458,992
Cash and cash equivalents at beginning of year		0
Cash and cash equivalents at end of year		2,458,992
Predecessor [Member]
Operating Activities:
Loss from continuing operations	(192,697)		1,027,333	939,908	1,005,948
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	35,880		302,057	295,718	255,227
Amortization	4,276		42,161	43,499	39,597
Amortization of deferred debt issuance costs	867		4,692	3,576	3,836
Inventory fair value step-up charged to cost of products sold	0		0	0	0
Deferred tax (benefit)/provision	(20,492)		(87,265)	(94,816)	153,725
Net losses on divestitures	0		19,532	0	0
Impairment on assets held for sale	0		36,000	0	0
Pension contributions	(6,812)		(69,388)	(23,469)	(22,411)
Asset write-downs from Fiscal 2012 productivity initiatives	0		0	58,736	0
Unrealized gain on derivative instruments	0		0	0	0
Other items, net	23,706		84,834	75,375	98,172
Changes in current assets and liabilities, excluding effects of acquisitions and divestitures:
Receivables (includes proceeds from securitization)	(3,360)		(166,239)	171,832	(91,057)
Inventories	(183,413)		(49,468)	60,919	(80,841)
Prepaid expenses and other current assets	(18,411)		14,111	(11,584)	(1,682)
Accounts payable	(69,825)		168,898	(72,352)	233,339
Accrued liabilities	48,025		71,846	(20,008)	(60,862)
Income taxes	10,163		(9,141)	65,783	50,652
Cash provided by operating activities	(372,093)		1,389,963	1,493,117	1,583,643
Investing Activities:
Capital expenditures	(120,154)		(399,098)	(418,734)	(335,646)
Proceeds from disposals of property, plant and equipment	108		18,986	9,817	13,158
Acquisitions, net of cash acquired	0		0	(3,250)	(618,302)
Proceeds from divestitures	0		16,787	3,828	1,939
Sale of short-term investments			0	56,780	0
Change in restricted cash	33,892		3,994	(39,052)	(5,000)
Other items, net	(3,641)		(13,789)	(11,394)	(5,781)
Cash used for investing activities	(89,795)		(373,120)	(402,005)	(949,632)
Financing Activities:
Payments on long-term debt	(439,747)		(224,079)	(1,440,962)	(45,766)
Proceeds from long-term debt	1,521		205,350	1,912,467	229,851
Debt issuance costs	0		0	0	0
Net proceds/(payments) on commercial paper and short-term debt	480,672		1,089,882	(42,543)	(193,200)
Dividends	0		(665,691)	(619,104)	(579,618)
Purchase of treasury stock	0		(139,069)	(201,904)	(70,003)
Exercise of stock options	886		113,477	82,714	154,774
Acquisition of subsidiary shares from noncontrolling interests	0		(80,132)	(54,824)	(6,338)
Capital contributions	0		0	0	0
Other items, net	42,086		(42,811)	1,321	27,791
Cash provided by/(used for) financing activities	85,418		256,927	(362,835)	(482,509)
Effect of exchange rate changes on cash and cash equivalents	(30,262)		(127,512)	(122,147)	89,556
Net increase in cash and cash equivalents	(406,732)		1,146,258	606,130	241,058
Cash and cash equivalents at beginning of year	2,476,699		1,330,441	724,311	483,253
Cash and cash equivalents at end of year	$ 2,069,967		$ 2,476,699	$ 1,330,441	$ 724,311